Structured entities (Tables)	12 Months Ended
Sep. 30, 2022
Structured entities
Schedule of the Group's interests in unconsolidated structured entities and its maximum exposure to loss in relation to those interests

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated	asset-backed	securitisation	managed	structured
$m	securities[1]	vehicles	funds	entities	Total
2022
Assets
Trading securities and financial assets measured at FVIS	2,467	-	1	6	2,474
Investment securities	4,996	-	-	-	4,996
Loans	-	28,852	-	8,727	37,579
Other financial assets	1	-	67	-	68
Assets held for sale	-	-	20	-	20
Total on-balance sheet exposures	7,464	28,852	88	8,733	45,137
Total notional amounts of off-balance sheet exposures	-	7,051	14	4,189	11,254
Maximum exposure to loss	7,464	35,903	102	12,922	56,391
Size of structured entities[2]	69,883	35,903	65,602	28,178	199,566

2021
Assets
Trading securities and financial assets measured at FVIS	2,694	-	-	40	2,734
Investment securities	5,352	-	-	-	5,352
Loans	-	23,028	-	18,415	41,443
Other financial assets	-	-	55	-	55
Assets held for sale	-	-	232	695	927
Total on-balance sheet exposures	8,046	23,028	287	19,150	50,511
Total notional amounts of off-balance sheet exposures	-	6,609	15	8,553	15,177
Maximum exposure to loss	8,046	29,637	302	27,703	65,688
Size of structured entities[2]	74,925	29,637	77,036	48,309	229,907

1.	The Group’s interests in third-party mortgages and other asset-backed securities are senior tranches of notes and are investment grade rated.
2.

Represents either the total assets or market capitalisation of the entity, or if not available, the Group’s total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).